UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3010

Fidelity Advisor Series VII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Biotechnology Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2008

1.800321.104

AFBT-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
BIOTECHNOLOGY - 79.8%
Biotechnology - 79.8%
Acadia Pharmaceuticals, Inc. (a)	30,474	$ 243,792
Acorda Therapeutics, Inc. (a)	5,754	121,122
Affymax, Inc. (a)	7,300	112,785
Alexion Pharmaceuticals, Inc. (a)	34,633	2,437,471
Alkermes, Inc. (a)	14,700	182,721
Alnylam Pharmaceuticals, Inc. (a)	7,000	175,560
Amgen, Inc. (a)	126,520	5,297,392
Amylin Pharmaceuticals, Inc. (a)	33,508	924,151
Antigenics, Inc. (a)	452,000	1,021,520
Antigenics, Inc.:
warrants 1/9/10 (a)(e)	452,000	365,372
warrants 1/9/18 (a)(e)	452,000	777,216
Arena Pharmaceuticals, Inc. (a)	7,600	42,484
Biogen Idec, Inc. (a)	41,994	2,548,616
BioMarin Pharmaceutical, Inc. (a)	49,889	1,818,953
Celgene Corp. (a)	19,960	1,240,314
Cephalon, Inc. (a)	35,099	2,190,529
Cepheid, Inc. (a)	8,400	164,388
Cougar Biotechnology, Inc. (a)	12,700	256,286
Cubist Pharmaceuticals, Inc. (a)	9,115	176,466
CV Therapeutics, Inc. (a)	10,900	99,735
Dendreon Corp. (a)(d)	11,600	61,132
Enzon Pharmaceuticals, Inc. (a)	5,400	47,088
Genentech, Inc. (a)	79,911	5,449,927
Genzyme Corp. (a)	17,122	1,204,533
Gilead Sciences, Inc. (a)	52,215	2,702,648
GTx, Inc. (a)	6,770	115,429
Halozyme Therapeutics, Inc. (a)	5,410	26,725
Human Genome Sciences, Inc. (a)	19,377	126,919
ImClone Systems, Inc. (a)	8,800	410,520
Incyte Corp. (a)	29,995	325,446
Indevus Pharmaceuticals, Inc. (a)	22,757	109,461
Isis Pharmaceuticals, Inc. (a)	22,600	266,228
LifeCell Corp. (a)	3,100	157,418
Ligand Pharmaceuticals, Inc. Class B	9,000	36,450
Martek Biosciences (a)	3,900	137,514
Momenta Pharmaceuticals, Inc. (a)	4,400	61,512
Myriad Genetics, Inc. (a)	11,205	465,456
Omrix Biopharmaceuticals, Inc. (a)	1,900	28,215
ONYX Pharmaceuticals, Inc. (a)	21,894	769,793
OREXIGEN Therapeutics, Inc.	10,326	109,662
OSI Pharmaceuticals, Inc. (a)	11,300	391,545
PDL BioPharma, Inc.	31,000	411,060
Poniard Pharmaceuticals, Inc. (a)	8,500	31,195
Progenics Pharmaceuticals, Inc. (a)	5,000	67,350
Regeneron Pharmaceuticals, Inc. (a)	16,391	321,591
Rigel Pharmaceuticals, Inc. (a)	13,835	311,288
Sangamo Biosciences, Inc. (a)	7,698	98,150
Savient Pharmaceuticals, Inc. (a)	13,005	284,029

	Shares	Value
Theratechnologies, Inc. (a)	5,700	$ 42,166
Theravance, Inc. (a)	8,765	109,475
United Therapeutics Corp. (a)	20,203	1,707,154
Vanda Pharmaceuticals, Inc. (a)	57,039	201,348
Vertex Pharmaceuticals, Inc. (a)	45,204	1,153,606
Zymogenetics, Inc. (a)	11,895	105,866
		38,044,772
HEALTH CARE EQUIPMENT & SUPPLIES - 1.4%
Health Care Equipment - 1.4%
Alsius Corp. (a)	14,200	12,780
Clinical Data, Inc. (a)	4,947	76,283
Quidel Corp. (a)	34,400	550,744
		639,807
LIFE SCIENCES TOOLS & SERVICES - 1.2%
Life Sciences Tools & Services - 1.2%
AMAG Pharmaceuticals, Inc.	3,415	140,117
Applera Corp. - Celera Genomics Group (a)	12,600	168,588
Exelixis, Inc. (a)	34,300	261,023
Medivation, Inc. (a)	1,359	20,793
		590,521
PHARMACEUTICALS - 16.0%
Pharmaceuticals - 16.0%
Akorn, Inc. (a)	118,379	532,706
Auxilium Pharmaceuticals, Inc. (a)	47,658	1,465,484
Biodel, Inc.	66,333	918,049
Catalyst Pharmaceutical Partners, Inc. (a)	22,041	77,364
Elan Corp. PLC sponsored ADR (a)	68,200	1,792,978
Jazz Pharmaceuticals, Inc.	6,400	57,664
Sepracor, Inc. (a)	39,912	860,104
Wyeth	10,600	471,382
XenoPort, Inc. (a)	34,035	1,456,017
		7,631,748
TOTAL COMMON STOCKS (Cost $45,270,649)		46,906,848
Money Market Funds - 1.1%

Fidelity Cash Central Fund, 2.51% (b)	494,753	494,753
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	52,200	52,200
TOTAL MONEY MARKET FUNDS (Cost $546,953)		546,953
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $45,817,602)	47,453,801
NET OTHER ASSETS - 0.5%	221,918
NET ASSETS - 100%	$ 47,675,719
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,142,588 or 2.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Antigenics, Inc. warrants 1/9/10	1/9/08	$ 3
Antigenics, Inc. warrants 1/9/18	1/9/08	$ 563,722
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,180
Fidelity Securities Lending Cash Central Fund	6,594
Total	$ 15,774
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $46,502,718. Net unrealized appreciation aggregated $951,083, of which $6,407,612 related to appreciated investment securities and $5,456,529 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Communications Equipment Fund

Class A
Class T
Class B
Class C
Institutional Class

April 30, 2008

1.800324.104

AFDC-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 87.5%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 67.9%
Communications Equipment - 67.9%
Acme Packet, Inc. (a)	100	$ 915
ADC Telecommunications, Inc. (a)	12,200	171,044
Adtran, Inc.	3,083	72,944
ADVA AG Optical Networking (a)	7,013	27,370
Airvana, Inc.	6,808	43,980
Arris Group, Inc. (a)	18,767	152,013
Aruba Networks, Inc.	100	596
AudioCodes Ltd. (a)	20,500	83,640
Avanex Corp. (a)	11,600	9,976
Ceragon Networks Ltd. (a)	100	816
Cisco Systems, Inc. (a)	47,669	1,222,232
Comtech Group, Inc. (a)	15,601	203,125
Comverse Technology, Inc. (a)	31,906	556,760
Corning, Inc.	20,600	550,226
F5 Networks, Inc. (a)	3,300	74,679
Finisar Corp. (a)	2,800	3,780
Foundry Networks, Inc. (a)	5,400	68,742
Foxconn International Holdings Ltd. (a)	2,000	3,105
Harris Stratex Networks, Inc. Class A (a)	15,495	147,048
Infinera Corp.	1,300	16,458
Ixia (a)	2,963	21,008
Juniper Networks, Inc. (a)	11,450	316,249
Opnext, Inc. (a)	500	2,950
Orckit Communications Ltd. (a)	3,800	27,626
Powerwave Technologies, Inc. (a)	69,500	189,735
QUALCOMM, Inc.	8,500	367,115
Research In Motion Ltd. (a)	3,120	379,486
Riverbed Technology, Inc. (a)	2,300	31,441
Sandvine Corp. (U.K.) (a)	56,400	79,617
Sonus Networks, Inc. (a)	34,204	137,158
Starent Networks Corp.	23,816	376,769
Symmetricom, Inc. (a)	8,145	34,942
		5,373,545
COMPUTERS & PERIPHERALS - 6.5%
Computer Hardware - 6.3%
Compal Electronics, Inc.	5,698	6,372
High Tech Computer Corp.	19,000	489,860
NEC Corp. sponsored ADR	90	419
		496,651
Computer Storage & Peripherals - 0.2%
SanDisk Corp. (a)	610	16,525
TOTAL COMPUTERS & PERIPHERALS		513,176
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.3%
Electronic Equipment & Instruments - 1.0%
Chi Mei Optoelectronics Corp.	8,227	11,551

	Shares	Value
HannStar Display Corp. (a)	48,024	$ 22,240
Nippon Electric Glass Co. Ltd.	3,000	46,657
		80,448
Electronic Manufacturing Services - 0.3%
Trimble Navigation Ltd. (a)	600	19,674
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		100,122
HOUSEHOLD DURABLES - 2.6%
Consumer Electronics - 2.6%
Tele Atlas NV (a)	4,700	207,935
INTERNET SOFTWARE & SERVICES - 0.3%
Internet Software & Services - 0.3%
RADVision Ltd. (a)	3,050	21,015
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.4%
Semiconductor Equipment - 0.4%
EMCORE Corp. (a)	4,600	28,428
Semiconductors - 5.0%
Actel Corp. (a)	451	7,432
Applied Micro Circuits Corp. (a)	2,758	24,160
Broadcom Corp. Class A (a)	1,300	33,748
Conexant Systems, Inc. (a)	12,800	6,336
Cree, Inc. (a)	1,100	28,600
Exar Corp. (a)	143	1,205
Hittite Microwave Corp. (a)	600	23,820
Marvell Technology Group Ltd. (a)	5,900	76,405
Microsemi Corp. (a)	449	11,001
Mindspeed Technologies, Inc. (a)	12,509	7,005
MIPS Technologies, Inc. (a)	1,398	6,347
ON Semiconductor Corp. (a)	6,785	50,684
Pericom Semiconductor Corp. (a)	1,700	28,968
Pixelplus Co. Ltd. ADR (a)	900	1,548
PLX Technology, Inc. (a)	1,400	12,082
PMC-Sierra, Inc. (a)	3,100	24,087
Silicon Motion Technology Corp. sponsored ADR (a)	1,800	31,374
Silicon Storage Technology, Inc. (a)	1,200	3,684
Soitec SA (a)	2,100	17,736
Transmeta Corp. (a)	290	4,176
		400,398
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		428,826
SOFTWARE - 3.3%
Application Software - 2.3%
Smith Micro Software, Inc. (a)	6,700	57,821
Taleo Corp. Class A (a)	100	1,950
Ulticom, Inc. (a)	17,598	123,186
		182,957
Home Entertainment Software - 1.0%
Ubisoft Entertainment SA (a)	800	80,678
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Systems Software - 0.0%
Allot Communications Ltd. (a)	300	$ 1,035
TOTAL SOFTWARE		264,670
WIRELESS TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	500	16,170
TOTAL COMMON STOCKS (Cost $7,775,953)		6,925,459
Convertible Bonds - 0.2%
Principal Amount
COMMUNICATIONS EQUIPMENT - 0.2%
Communications Equipment - 0.2%
Ciena Corp. 0.25% 5/1/13 (Cost $20,000)	$ 20,000	19,760
Money Market Funds - 12.6%
	Shares	Value
Fidelity Cash Central Fund, 2.51% (b) (Cost $997,103)	997,103	$ 997,103
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $8,793,056)	7,942,322
NET OTHER ASSETS - (0.3)%	(25,915)
NET ASSETS - 100%	$ 7,916,407
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,623
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $8,874,641. Net unrealized depreciation aggregated $932,319, of which $901,308 related to appreciated investment securities and $1,833,627 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Consumer Discretionary Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2008

1.800322.104

AFCI-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
AUTO COMPONENTS - 3.3%
Auto Parts & Equipment - 3.3%
Gentex Corp.	9,600	$ 179,328
Johnson Controls, Inc.	28,200	994,332
		1,173,660
AUTOMOBILES - 0.5%
Automobile Manufacturers - 0.5%
Toyota Motor Corp. sponsored ADR	1,600	162,400
DISTRIBUTORS - 1.1%
Distributors - 1.1%
Li & Fung Ltd.	92,000	380,719
DIVERSIFIED CONSUMER SERVICES - 2.2%
Education Services - 2.2%
Apollo Group, Inc. Class A (non-vtg.) (a)	10,600	539,540
Princeton Review, Inc. (a)	9,729	73,551
Strayer Education, Inc.	1,000	185,690
		798,781
FOOD & STAPLES RETAILING - 5.2%
Drug Retail - 2.0%
CVS Caremark Corp.	17,400	702,438
Food Distributors - 0.5%
Sysco Corp.	5,900	180,363
Food Retail - 0.8%
Susser Holdings Corp. (a)	19,405	296,702
Hypermarkets & Super Centers - 1.9%
Costco Wholesale Corp. (d)	9,500	676,875
TOTAL FOOD & STAPLES RETAILING		1,856,378
HOTELS, RESTAURANTS & LEISURE - 16.2%
Casinos & Gaming - 5.0%
International Game Technology	22,800	792,072
Las Vegas Sands Corp. (a)	9,130	695,889
Wynn Resorts Ltd.	3,000	316,020
		1,803,981
Hotels, Resorts & Cruise Lines - 2.9%
Carnival Corp. unit	13,900	558,363
Royal Caribbean Cruises Ltd.	14,600	465,740
		1,024,103
Leisure Facilities - 0.4%
Life Time Fitness, Inc. (a)	3,800	138,130
Restaurants - 7.9%
Burger King Holdings, Inc.	3,700	103,230
Darden Restaurants, Inc.	3,300	117,414
McDonald's Corp.	33,900	2,019,762

	Shares	Value
Sonic Corp. (a)	13,000	$ 285,870
Starbucks Corp. (a)	18,600	301,878
		2,828,154
TOTAL HOTELS, RESTAURANTS & LEISURE		5,794,368
HOUSEHOLD DURABLES - 1.3%
Homebuilding - 0.4%
Centex Corp.	3,500	72,870
Pulte Homes, Inc.	5,800	75,632
		148,502
Household Appliances - 0.9%
The Stanley Works	1,900	91,656
Whirlpool Corp. (d)	3,200	232,896
		324,552
TOTAL HOUSEHOLD DURABLES		473,054
INTERNET & CATALOG RETAIL - 3.5%
Catalog Retail - 1.0%
Liberty Media Corp. - Interactive Series A (a)	22,300	337,399
Internet Retail - 2.5%
Amazon.com, Inc. (a)	9,100	715,533
Blue Nile, Inc. (a)(d)	3,900	193,713
		909,246
TOTAL INTERNET & CATALOG RETAIL		1,246,645
INTERNET SOFTWARE & SERVICES - 1.2%
Internet Software & Services - 1.2%
Art Technology Group, Inc. (a)	10,200	36,516
Google, Inc. Class A (sub. vtg.) (a)	400	229,716
LoopNet, Inc. (a)(d)	13,800	155,802
		422,034
LEISURE EQUIPMENT & PRODUCTS - 0.4%
Leisure Products - 0.4%
Polaris Industries, Inc.	3,100	144,305
MEDIA - 29.3%
Advertising - 3.6%
Lamar Advertising Co. Class A (d)	5,900	233,286
National CineMedia, Inc.	14,800	283,568
Omnicom Group, Inc.	16,100	768,614
		1,285,468
Broadcasting & Cable TV - 9.3%
Clear Channel Communications, Inc.	12,000	361,800
Comcast Corp. Class A	59,950	1,231,973
Grupo Televisa SA de CV (CPO) sponsored ADR	23,000	567,640
Liberty Media Corp. - Entertainment Class A (a)	16,000	415,200
Common Stocks - continued
	Shares	Value
MEDIA - CONTINUED
Broadcasting & Cable TV - continued
The DIRECTV Group, Inc. (a)	25,000	$ 616,000
Time Warner Cable, Inc. (a)	5,400	151,200
		3,343,813
Movies & Entertainment - 14.4%
Cinemark Holdings, Inc.	6,000	88,860
Live Nation, Inc. (a)(d)	14,533	200,410
News Corp.:
Class A	51,484	921,564
Class B	4,600	85,100
Regal Entertainment Group Class A (d)	37,300	707,208
The Walt Disney Co.	36,600	1,186,938
Time Warner, Inc.	131,400	1,951,290
		5,141,370
Publishing - 2.0%
McGraw-Hill Companies, Inc.	17,700	725,523
TOTAL MEDIA		10,496,174
MULTILINE RETAIL - 7.0%
Department Stores - 0.9%
Nordstrom, Inc. (d)	9,800	345,548
General Merchandise Stores - 6.1%
Lojas Americanas SA (PN)	150	1,101
Target Corp. (d)	40,900	2,173,015
		2,174,116
TOTAL MULTILINE RETAIL		2,519,664
SPECIALTY RETAIL - 23.5%
Apparel Retail - 5.2%
Abercrombie & Fitch Co. Class A	4,400	326,964
Citi Trends, Inc. (a)(d)	10,499	221,949
Ross Stores, Inc.	10,400	348,296
TJX Companies, Inc.	13,848	446,183
Tween Brands, Inc. (a)	11,900	226,100
Urban Outfitters, Inc. (a)	6,000	205,500
Zumiez, Inc. (a)(d)	4,800	100,560
		1,875,552
Automotive Retail - 1.4%
Advance Auto Parts, Inc.	13,900	482,052
Home Improvement Retail - 9.4%
Home Depot, Inc.	51,567	1,485,130
Lowe's Companies, Inc.	60,700	1,529,033
Sherwin-Williams Co. (d)	6,400	354,048
		3,368,211

	Shares	Value
Homefurnishing Retail - 1.4%
Williams-Sonoma, Inc. (d)	19,100	$ 504,240
Specialty Stores - 6.1%
Jo-Ann Stores, Inc. (a)	8,800	166,672
PetSmart, Inc.	33,700	754,206
Staples, Inc.	47,138	1,022,895
Tiffany & Co., Inc. (d)	5,600	243,824
		2,187,597
TOTAL SPECIALTY RETAIL		8,417,652
TEXTILES, APPAREL & LUXURY GOODS - 5.0%
Apparel, Accessories & Luxury Goods - 3.5%
Coach, Inc. (a)	20,000	711,400
G-III Apparel Group Ltd. (a)	11,500	169,625
Hanesbrands, Inc. (a)	6,700	234,634
Polo Ralph Lauren Corp. Class A	2,200	136,642
		1,252,301
Footwear - 1.5%
Deckers Outdoor Corp. (a)	648	89,469
Iconix Brand Group, Inc. (a)(d)	27,400	436,208
		525,677
TOTAL TEXTILES, APPAREL & LUXURY GOODS		1,777,978
TOTAL COMMON STOCKS (Cost $37,349,672)		35,663,812
Money Market Funds - 17.5%

Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c) (Cost $6,252,325)	6,252,325	6,252,325
TOTAL INVESTMENT PORTFOLIO - 117.2% (Cost $43,601,997)	41,916,137
NET OTHER ASSETS - (17.2)%	(6,141,853)
NET ASSETS - 100%	$ 35,774,284
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,277
Fidelity Securities Lending Cash Central Fund	27,835
Total	$ 36,112
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $43,758,162. Net unrealized depreciation aggregated $1,842,025, of which $2,607,936 related to appreciated investment securities and $4,449,961 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

For

Fidelity ® Advisor Electronics Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2008

1.800325.104

AFEL-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.2%
	Shares	Value
CAPITAL MARKETS - 0.4%
Asset Management & Custody Banks - 0.3%
Harris & Harris Group, Inc. (a)	6,852	$ 54,473
Diversified Capital Markets - 0.1%
Indochina Capital Vietnam Holdings Ltd.	1,300	9,867
TOTAL CAPITAL MARKETS		64,340
CHEMICALS - 1.2%
Specialty Chemicals - 1.2%
Nanophase Technologies Corp. (a)	11,800	38,232
Wacker Chemie AG	700	173,750
		211,982
COMMERCIAL SERVICES & SUPPLIES - 1.2%
Diversified Commercial & Professional Services - 1.2%
Arrowhead Research Corp. (a)(c)	27,216	72,939
Arrowhead Research Corp. warrants 5/21/17 (a)(c)	64,879	138,761
		211,700
COMMUNICATIONS EQUIPMENT - 5.5%
Communications Equipment - 5.5%
Alcatel-Lucent SA sponsored ADR	3,100	20,677
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (a)	12,003	65,296
Cisco Systems, Inc. (a)	8,800	225,632
Nokia Corp. sponsored ADR	9,600	288,672
QUALCOMM, Inc.	7,200	310,968
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	1,000	25,220
		936,465
COMPUTERS & PERIPHERALS - 4.5%
Computer Hardware - 2.9%
Dell, Inc. (a)	4,300	80,109
High Tech Computer Corp.	16,000	412,513
		492,622
Computer Storage & Peripherals - 1.6%
ASUSTeK Computer, Inc.	43,243	140,321
Synaptics, Inc. (a)	4,000	135,760
		276,081
TOTAL COMPUTERS & PERIPHERALS		768,703
ELECTRICAL EQUIPMENT - 4.6%
Electrical Components & Equipment - 4.6%
First Solar, Inc. (a)	700	204,393
Neo-Neon Holdings Ltd.	58,700	38,113
Q-Cells AG (a)	900	105,388
Renewable Energy Corp. AS (a)	3,000	102,701
SolarWorld AG	2,500	134,918

	Shares	Value
Sunpower Corp. Class A (a)	400	$ 34,908
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	3,600	161,028
		781,449
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.1%
Electronic Equipment & Instruments - 0.9%
Everlight Electronics Co. Ltd.	14,000	53,798
Ibiden Co. Ltd.	200	8,726
Motech Industries, Inc.	7,850	67,936
Nidec Corp.	300	22,663
Universal Display Corp. (a)	500	7,395
		160,518
Electronic Manufacturing Services - 0.5%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	16,200	93,909
Technology Distributors - 0.7%
Avnet, Inc. (a)	4,300	112,617
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		367,044
MEDIA - 0.1%
Broadcasting & Cable TV - 0.1%
JumpTV, Inc.	14,600	12,902
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 78.4%
Semiconductor Equipment - 22.1%
Applied Materials, Inc.	78,800	1,470,408
ASML Holding NV (NY Shares)	5,900	167,324
Cymer, Inc. (a)	3,400	88,366
FormFactor, Inc. (a)	8,650	166,686
KLA-Tencor Corp.	6,300	275,184
Lam Research Corp. (a)	7,800	318,552
MEMC Electronic Materials, Inc. (a)	9,700	610,809
Novellus Systems, Inc. (a)	7,300	159,578
Topco Scientific Co. Ltd.	10,840	18,584
Varian Semiconductor Equipment Associates, Inc. (a)	13,900	509,157
		3,784,648
Semiconductors - 56.3%
Advanced Analogic Technologies, Inc. (a)	20,100	139,092
Advanced Semiconductor Engineering, Inc. sponsored ADR	37,781	194,950
Altera Corp.	21,500	457,520
Amkor Technology, Inc. (a)	11,500	109,825
ARM Holdings PLC sponsored ADR	25,100	149,847
Atheros Communications, Inc. (a)	4,800	127,776
Broadcom Corp. Class A (a)	28,800	747,648
Cavium Networks, Inc.	1,700	34,935
Ceva, Inc. (a)	1,200	11,736
Epistar Corp.	34,153	93,438
Himax Technologies, Inc. sponsored ADR	13,700	68,911
Hittite Microwave Corp. (a)	3,800	150,860
Infineon Technologies AG sponsored ADR (a)	7,000	64,680
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Intel Corp.	152,090	$ 3,385,524
Intersil Corp. Class A	1,000	26,720
Linear Technology Corp.	1,200	41,952
Marvell Technology Group Ltd. (a)	12,650	163,818
Maxim Integrated Products, Inc.	11,500	241,845
Microchip Technology, Inc.	2,100	77,175
Micron Technology, Inc. (a)	7,400	57,128
Monolithic Power Systems, Inc. (a)	10,200	233,580
NVIDIA Corp. (a)	9,200	189,060
PMC-Sierra, Inc. (a)	26,400	205,128
Qimonda AG Sponsored ADR (a)	2,700	9,612
Richtek Technology Corp.	17,550	168,309
Samsung Electronics Co. Ltd.	330	233,870
Silicon Laboratories, Inc. (a)	4,400	148,588
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	20,400	229,296
Texas Instruments, Inc.	45,200	1,318,032
Xilinx, Inc.	21,700	537,509
		9,618,364
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		13,403,012
SOFTWARE - 2.2%
Home Entertainment Software - 2.2%
Nintendo Co. Ltd.	700	384,664
TOTAL COMMON STOCKS (Cost $19,206,372)		17,142,261
Money Market Funds - 0.6%
	Shares	Value
Fidelity Cash Central Fund, 2.51% (b) (Cost $92,235)	92,235	$ 92,235
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $19,298,607)	17,234,496
NET OTHER ASSETS - (0.8)%	(130,842)
NET ASSETS - 100%	$ 17,103,654
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $211,700 or 1.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Arrowhead Research Corp.	5/18/07	$ 132,670
Arrowhead Research Corp. warrants 5/21/17	5/18/07	$ 234,942
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,168
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $19,541,020. Net unrealized depreciation aggregated $2,306,524, of which $861,514 related to appreciated investment securities and $3,168,038 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Energy Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2008

1.800328.104

ANR-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CHEMICALS - 0.5%
Specialty Chemicals - 0.5%
Albemarle Corp.	145,057	$ 5,426,582
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Environmental & Facility Services - 0.0%
Fuel Tech, Inc. (a)	16,062	412,793
CONSTRUCTION & ENGINEERING - 0.5%
Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc. (a)	73,000	6,302,090
ELECTRIC UTILITIES - 0.2%
Electric Utilities - 0.2%
Exelon Corp.	20,900	1,786,532
ELECTRICAL EQUIPMENT - 5.1%
Electrical Components & Equipment - 3.5%
Evergreen Solar, Inc. (a)	14,500	124,555
First Solar, Inc. (a)	5,100	1,489,149
JA Solar Holdings Co. Ltd. ADR (a)	516,118	12,391,993
Q-Cells AG (a)	56,493	6,615,224
Renewable Energy Corp. AS (a)	153,000	5,237,770
Sunpower Corp. Class A (a)(d)	127,298	11,109,296
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	105,200	4,705,596
		41,673,583
Heavy Electrical Equipment - 1.6%
Suzlon Energy Ltd.	233,844	1,660,321
Vestas Wind Systems AS (a)	151,800	16,641,359
		18,301,680
TOTAL ELECTRICAL EQUIPMENT		59,975,263
ENERGY EQUIPMENT & SERVICES - 31.3%
Oil & Gas Drilling - 10.6%
Atwood Oceanics, Inc. (a)	91,600	9,223,204
Diamond Offshore Drilling, Inc.	77,500	9,719,275
Helmerich & Payne, Inc.	25,200	1,354,500
Hercules Offshore, Inc. (a)	87,294	2,301,070
Nabors Industries Ltd. (a)	1,141,754	42,861,445
Noble Corp.	248,400	13,979,952
Patterson-UTI Energy, Inc.	148,700	4,154,678
Pride International, Inc. (a)	222,500	9,445,125
Transocean, Inc. (a)	219,264	32,332,669
		125,371,918
Oil & Gas Equipment & Services - 20.7%
Baker Hughes, Inc.	33	2,669
BJ Services Co.	412,774	11,669,121
Compagnie Generale de Geophysique SA (a)	28,388	7,172,184
Dril-Quip, Inc. (a)	20,600	1,177,496
Exterran Holdings, Inc. (a)	71,675	4,787,173
FMC Technologies, Inc. (a)	149,200	10,026,240

	Shares	Value
Fugro NV (Certificaten Van Aandelen) unit	101,600	$ 9,091,397
Halliburton Co.	476,360	21,869,688
Helix Energy Solutions Group, Inc. (a)	25,700	887,935
NATCO Group, Inc. Class A (a)	1,800	91,080
National Oilwell Varco, Inc. (a)	1,016,957	69,610,706
Oil States International, Inc. (a)	48,400	2,422,904
Petroleum Geo-Services ASA	278,500	7,605,403
Schlumberger Ltd. (NY Shares)	489,700	49,239,335
Smith International, Inc.	138,327	10,583,399
Superior Energy Services, Inc. (a)	164,800	7,313,824
Tidewater, Inc.	19,000	1,239,180
Tsc Offshore Group Ltd. (a)	1,674,000	429,608
W-H Energy Services, Inc. (a)	39,560	3,057,592
Weatherford International Ltd. (a)	325,000	26,217,750
		244,494,684
TOTAL ENERGY EQUIPMENT & SERVICES		369,866,602
GAS UTILITIES - 0.3%
Gas Utilities - 0.3%
Questar Corp.	51,300	3,182,139
Zhongyu Gas Holdings Ltd. (a)	6,592,000	634,403
		3,816,542
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.3%
Independent Power Producers & Energy Traders - 0.3%
AES Corp. (a)	41,400	718,704
Constellation Energy Group, Inc.	11,500	973,475
NRG Energy, Inc. (a)	45,286	1,990,320
		3,682,499
INDUSTRIAL CONGLOMERATES - 0.2%
Industrial Conglomerates - 0.2%
McDermott International, Inc. (a)	40,900	2,191,422
MULTI-UTILITIES - 0.1%
Multi-Utilities - 0.1%
Public Service Enterprise Group, Inc.	36,200	1,589,542
Sempra Energy	4	227
		1,589,769
OIL, GAS & CONSUMABLE FUELS - 60.9%
Coal & Consumable Fuels - 7.2%
Arch Coal, Inc.	236,485	13,564,780
CONSOL Energy, Inc.	141,934	11,490,977
Foundation Coal Holdings, Inc.	131,600	7,893,368
International Coal Group, Inc. (a)	33,600	267,456
Massey Energy Co.	88,900	4,652,137
Natural Resource Partners LP	4,700	152,092
Peabody Energy Corp.	686,347	41,956,392
PT Bumi Resources Tbk	2,851,800	2,056,659
Uranium One, Inc. (a)	568,100	2,623,041
		84,656,902
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Integrated Oil & Gas - 15.0%
Chevron Corp.	20	$ 1,923
ConocoPhillips	389,294	33,537,678
Exxon Mobil Corp.	623,843	58,061,068
Hess Corp.	204,300	21,696,660
Marathon Oil Corp.	401,800	18,310,026
Occidental Petroleum Corp.	267,700	22,275,317
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	166,800	16,863,480
SandRidge Energy, Inc.	71,300	3,221,334
Suncor Energy, Inc.	28,700	3,238,760
		177,206,246
Oil & Gas Exploration & Production - 25.9%
American Oil & Gas, Inc. NV (a)	84,003	268,810
Apache Corp.	43,800	5,898,984
Cabot Oil & Gas Corp.	741,625	42,250,376
Canadian Natural Resources Ltd.	47,300	4,017,987
Chesapeake Energy Corp.	464,735	24,026,800
Concho Resources, Inc.	139,000	3,832,230
Continental Resources, Inc.	166,486	7,153,903
EOG Resources, Inc.	38,584	5,034,440
EXCO Resources, Inc. (a)	84,653	1,889,455
Goodrich Petroleum Corp. (a)	29,100	982,998
Kodiak Oil & Gas Corp. (a)	168,100	541,282
Newfield Exploration Co. (a)	21,800	1,324,568
OPTI Canada, Inc. (a)	155,600	3,294,005
Petrohawk Energy Corp. (a)	818,457	19,348,323
Plains Exploration & Production Co. (a)	312,380	19,455,026
Quicksilver Resources, Inc. (a)	590,900	24,516,441
Range Resources Corp.	999,427	66,341,964
Southwestern Energy Co. (a)	583,800	24,700,578
Ultra Petroleum Corp. (a)	526,700	43,752,969
Vanguard Natural Resources LLC	5,600	90,384
XTO Energy, Inc.	111,325	6,886,565
		305,608,088
Oil & Gas Refining & Marketing - 10.7%
Frontier Oil Corp.	341,914	8,496,563
Holly Corp.	181,279	7,519,453
Petroplus Holdings AG (a)	29,887	1,870,100

	Shares	Value
Sunoco, Inc.	653,505	$ 30,329,167
Tesoro Corp.	608,176	15,289,545
Valero Energy Corp.	1,263,581	61,725,932
Western Refining, Inc. (d)	122,466	1,225,885
		126,456,645
Oil & Gas Storage & Transport - 2.1%
Copano Energy LLC	32,000	1,186,560
El Paso Pipeline Partners LP	77,800	1,812,740
Energy Transfer Equity LP	76,933	2,641,110
Williams Companies, Inc.	545,077	19,350,234
		24,990,644
TOTAL OIL, GAS & CONSUMABLE FUELS		718,918,525
TOTAL COMMON STOCKS (Cost $792,276,393)		1,173,968,619
Money Market Funds - 0.7%

Fidelity Cash Central Fund, 2.51% (b)	7,106,795	7,106,795
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	1,009,700	1,009,700
TOTAL MONEY MARKET FUNDS (Cost $8,116,495)		8,116,495
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $800,392,888)	1,182,085,114
NET OTHER ASSETS - (0.1)%	(1,653,875)
NET ASSETS - 100%	$ 1,180,431,239
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 192,305
Fidelity Securities Lending Cash Central Fund	51,674
Total	$ 243,979
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $801,636,275. Net unrealized appreciation aggregated $380,448,839, of which $415,329,621 related to appreciated investment securities and $34,880,782 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Financial Services Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2008

1.800326.104

AFFS-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.9%
	Shares	Value
CAPITAL MARKETS - 15.9%
Asset Management & Custody Banks - 9.4%
Bank of New York Mellon Corp.	142,600	$ 6,207,378
EFG International	49,110	1,570,819
Fortress Investment Group LLC (d)	43,500	635,100
Franklin Resources, Inc.	34,400	3,273,160
GLG Partners, Inc. (d)	55,400	457,050
Janus Capital Group, Inc.	53,800	1,509,628
Julius Baer Holding AG	18,539	1,375,578
KKR Private Equity Investors, LP	21,200	308,460
KKR Private Equity Investors, LP Restricted Depositary Units (e)	34,300	499,065
Legg Mason, Inc.	9,200	554,576
State Street Corp.	67,682	4,882,579
T. Rowe Price Group, Inc.	24,600	1,440,576
The Blackstone Group LP	43,400	810,278
		23,524,247
Investment Banking & Brokerage - 6.5%
Charles Schwab Corp.	140,500	3,034,800
Goldman Sachs Group, Inc.	15,900	3,042,783
Lazard Ltd. Class A	20,800	814,112
Lehman Brothers Holdings, Inc.	122,100	5,401,704
Merrill Lynch & Co., Inc.	12,300	612,909
Morgan Stanley	70,800	3,440,880
		16,347,188
TOTAL CAPITAL MARKETS		39,871,435
COMMERCIAL BANKS - 12.6%
Diversified Banks - 8.2%
ICICI Bank Ltd. sponsored ADR	10,900	486,031
U.S. Bancorp, Delaware	150,500	5,100,445
Wachovia Corp.	126,598	3,690,332
Wells Fargo & Co. (d)	378,100	11,248,475
		20,525,283
Regional Banks - 4.4%
Associated Banc-Corp.	84,500	2,388,815
Cathay General Bancorp	77,085	1,314,299
KeyCorp	59,900	1,445,387
M&T Bank Corp.	6,900	643,287
National City Corp. (f)	17,900	107,132
PNC Financial Services Group, Inc.	75,300	5,222,055
Wintrust Financial Corp.	2,700	85,644
		11,206,619
TOTAL COMMERCIAL BANKS		31,731,902
CONSUMER FINANCE - 4.0%
Consumer Finance - 4.0%
American Express Co.	67,300	3,231,746
Capital One Financial Corp. (d)	71,030	3,764,590

	Shares	Value
Discover Financial Services	118,200	$ 2,152,422
Dollar Financial Corp. (a)	43,262	933,594
		10,082,352
DIVERSIFIED FINANCIAL SERVICES - 20.5%
Other Diversifed Financial Services - 17.7%
Bank of America Corp.	344,072	12,916,463
Citigroup, Inc.	510,769	12,907,133
JPMorgan Chase & Co. (d)	390,794	18,621,333
		44,444,929
Specialized Finance - 2.8%
CIT Group, Inc.	57,600	627,264
CME Group, Inc.	7,025	3,213,586
Deutsche Boerse AG	15,700	2,309,263
JSE Ltd.	30,200	260,681
MarketAxess Holdings, Inc. (a)	85,600	752,424
		7,163,218
TOTAL DIVERSIFIED FINANCIAL SERVICES		51,608,147
INSURANCE - 26.6%
Insurance Brokers - 0.7%
National Financial Partners Corp. (d)	41,200	1,109,104
Willis Group Holdings Ltd.	19,140	665,115
		1,774,219
Life & Health Insurance - 6.4%
AFLAC, Inc.	56,900	3,793,523
MetLife, Inc.	86,900	5,287,865
Principal Financial Group, Inc.	56,500	3,031,790
Prudential Financial, Inc.	53,900	4,080,769
		16,193,947
Multi-Line Insurance - 7.9%
American International Group, Inc.	327,660	15,137,892
Assurant, Inc.	23,200	1,508,000
Hartford Financial Services Group, Inc.	44,000	3,135,880
		19,781,772
Property & Casualty Insurance - 7.0%
ACE Ltd.	131,200	7,910,048
AMBAC Financial Group, Inc.	13,700	63,431
Argo Group International Holdings, Ltd. (a)	35,211	1,261,258
Aspen Insurance Holdings Ltd.	200	5,198
Axis Capital Holdings Ltd.	20,800	705,328
Berkshire Hathaway, Inc. Class A (a)	17	2,275,450
LandAmerica Financial Group, Inc.	14,400	413,280
MBIA, Inc. (d)	37,800	393,120
The First American Corp.	27,400	898,720
The Travelers Companies, Inc.	31,800	1,602,720
United America Indemnity Ltd. Class A (a)	37,900	585,934
XL Capital Ltd. Class A	38,400	1,339,776
		17,454,263
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Reinsurance - 4.6%
Everest Re Group Ltd.	57,800	$ 5,222,230
IPC Holdings Ltd.	33,766	982,928
Max Capital Group Ltd.	59,376	1,389,992
Montpelier Re Holdings Ltd.	17,900	295,350
Platinum Underwriters Holdings Ltd.	60,000	2,152,200
RenaissanceRe Holdings Ltd.	30,400	1,563,776
		11,606,476
TOTAL INSURANCE		66,810,677
IT SERVICES - 0.3%
Data Processing & Outsourced Services - 0.3%
Visa, Inc.	10,000	834,500
REAL ESTATE INVESTMENT TRUSTS - 6.9%
Mortgage REITs - 1.7%
Annaly Capital Management, Inc.	203,800	3,415,688
Chimera Investment Corp. (d)	62,000	859,940
		4,275,628
Residential REITs - 1.4%
Equity Lifestyle Properties, Inc.	37,900	1,873,776
UDR, Inc.	61,500	1,554,720
		3,428,496
Retail REITs - 3.8%
CBL & Associates Properties, Inc.	22,392	548,380
Developers Diversified Realty Corp.	68,900	2,959,255
General Growth Properties, Inc.	101,000	4,136,960
Simon Property Group, Inc.	19,000	1,897,340
		9,541,935
TOTAL REAL ESTATE INVESTMENT TRUSTS		17,246,059
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.3%
Real Estate Management & Development - 1.3%
Mitsubishi Estate Co. Ltd.	115,000	3,343,935
THRIFTS & MORTGAGE FINANCE - 4.8%
Thrifts & Mortgage Finance - 4.8%
Countrywide Financial Corp.	143,008	826,586
Fannie Mae	117,035	3,312,091
FirstFed Financial Corp. (a)(d)	15,500	236,840
Freddie Mac (d)	127,700	3,181,007
Hudson City Bancorp, Inc.	143,275	2,740,851
IndyMac Bancorp, Inc. (d)	33,000	107,250
Radian Group, Inc. (d)	46,000	248,400
Washington Mutual, Inc.	80,300	986,887
Washington Mutual, Inc. (a)(f)	36,300	423,821
		12,063,733
TOTAL COMMON STOCKS (Cost $218,875,679)		233,592,740
Convertible Preferred Stocks - 1.9%
	Shares	Value
CAPITAL MARKETS - 0.4%
Investment Banking & Brokerage - 0.4%
Lehman Brothers Holdings, Inc. 7.25%	830	$ 980,160
COMMERCIAL BANKS - 0.7%
Regional Banks - 0.7%
Huntington Bancshares, Inc. 8.50%	1,000	961,360
National City Corp. (f)	7	837,900
		1,799,260
DIVERSIFIED FINANCIAL SERVICES - 0.1%
Specialized Finance - 0.1%
CIT Group, Inc. Series C, 8.75%	2,000	108,780
THRIFTS & MORTGAGE FINANCE - 0.7%
Thrifts & Mortgage Finance - 0.7%
Washington Mutual, Inc. (f)	13	1,825,943
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,930,000)		4,714,143
Money Market Funds - 17.8%

Fidelity Cash Central Fund, 2.51% (b)	12,209,081	12,209,081
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	32,512,775	32,512,775
TOTAL MONEY MARKET FUNDS (Cost $44,721,856)		44,721,856
TOTAL INVESTMENT PORTFOLIO - 112.6% (Cost $267,527,535)	283,028,739
NET OTHER ASSETS - (12.6)%	(31,741,843)
NET ASSETS - 100%	$ 251,286,896
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $499,065 or 0.2% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,194,796 or 1.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
National City Corp.	4/21/08	$ 89,500
National City Corp.	4/21/08	$ 700,000
Washington Mutual, Inc.	4/8/08	$ 317,625
Washington Mutual, Inc.	4/8/08	$ 1,300,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 221,888
Fidelity Securities Lending Cash Central Fund	151,830
Total	$ 373,718
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $269,522,298. Net unrealized appreciation aggregated $13,506,441, of which $46,205,543 related to appreciated investment securities and $32,699,102 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Health Care Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2008

1.800327.104

AFHC-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
BIOTECHNOLOGY - 13.4%
Biotechnology - 13.4%
Abraxis BioScience, Inc. (a)	4,370	$ 259,054
Acorda Therapeutics, Inc. (a)	17,800	374,690
Alexion Pharmaceuticals, Inc. (a)	17,900	1,259,802
Alnylam Pharmaceuticals, Inc. (a)	108,400	2,718,672
Amgen, Inc. (a)	106,748	4,469,539
Biogen Idec, Inc. (a)	124,723	7,569,439
BioMarin Pharmaceutical, Inc. (a)	111,304	4,058,144
Celgene Corp. (a)	418	25,975
Cephalon, Inc. (a)	21,900	1,366,779
Cepheid, Inc. (a)	22,900	448,153
Cougar Biotechnology, Inc. (a)	8,200	165,476
Cougar Biotechnology, Inc. (a)	5,126	103,443
CSL Ltd.	190,988	7,168,146
CytRx Corp. (a)	163,200	138,720
Genentech, Inc. (a)	170,287	11,613,573
Genmab AS (a)	5,600	304,026
Genzyme Corp. (a)	120,400	8,470,140
Gilead Sciences, Inc. (a)	199,592	10,330,882
GTx, Inc. (a)(d)	107,417	1,831,460
Idera Pharmaceuticals, Inc. (a)(d)	9,100	126,399
ImClone Systems, Inc. (a)	48,900	2,281,185
Indevus Pharmaceuticals, Inc. (a)	58,900	283,309
Millennium Pharmaceuticals, Inc. (a)	113,300	2,817,771
Molecular Insight Pharmaceuticals, Inc. (a)	80,400	629,532
Myriad Genetics, Inc. (a)	14,800	614,792
ONYX Pharmaceuticals, Inc. (a)	85,084	2,991,553
Orchid Cellmark, Inc. (a)	46,000	117,760
RXi Pharmaceuticals Corp. (a)	8,141	57,068
Theravance, Inc. (a)(d)	29,800	372,202
United Therapeutics Corp. (a)	3,500	295,750
Zymogenetics, Inc. (a)(d)	18,200	161,980
		73,425,414
CHEMICALS - 1.0%
Diversified Chemicals - 0.5%
Bayer AG sponsored ADR	30,177	2,568,063
Fertilizers & Agricultural Chemicals - 0.5%
Agrium, Inc.	8,700	684,096
Monsanto Co.	5,500	627,110
The Mosaic Co. (a)	13,300	1,629,383
		2,940,589
TOTAL CHEMICALS		5,508,652
DIVERSIFIED CONSUMER SERVICES - 0.4%
Specialized Consumer Services - 0.4%
Hillenbrand, Inc. (a)	18,200	346,528
Service Corp. International	57,400	637,714

	Shares	Value
Stewart Enterprises, Inc. Class A	113,884	$ 777,828
StoneMor Partners LP	8,737	169,498
		1,931,568
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.5%
Electronic Equipment & Instruments - 0.5%
Mettler-Toledo International, Inc. (a)	27,800	2,648,228
FOOD & STAPLES RETAILING - 0.7%
Drug Retail - 0.7%
A&D Pharma Holdings NV (Reg. S) unit	13,100	132,928
China Nepstar Chain Drugstore Ltd. ADR	17,400	205,494
CVS Caremark Corp.	86,700	3,500,079
		3,838,501
FOOD PRODUCTS - 0.6%
Agricultural Products - 0.4%
Bunge Ltd.	20,939	2,388,931
Packaged Foods & Meats - 0.2%
Nestle SA sponsored ADR	7,000	840,000
TOTAL FOOD PRODUCTS		3,228,931
HEALTH CARE EQUIPMENT & SUPPLIES - 23.9%
Health Care Equipment - 18.4%
American Medical Systems Holdings, Inc. (a)(d)	168,294	2,372,945
Baxter International, Inc.	275,530	17,171,030
Beckman Coulter, Inc.	12,100	826,430
Becton, Dickinson & Co.	101,762	9,097,523
Boston Scientific Corp. (a)	481,800	6,422,394
C.R. Bard, Inc.	32,857	3,094,144
China Medical Technologies, Inc. sponsored ADR (d)	13,600	508,640
Covidien Ltd.	296,982	13,866,090
Electro-Optical Sciences, Inc. (a)	197,723	1,172,497
Electro-Optical Sciences, Inc.:
warrants 11/2/11 (a)(e)	60,018	172,119
warrants 8/2/12 (a)(e)	16,500	48,077
Gen-Probe, Inc. (a)	23,000	1,296,280
Golden Meditech Co. Ltd.	4,560,000	1,579,849
Hill-Rom Holdings, Inc.	18,200	457,366
I-Flow Corp. (a)	42,707	570,138
IDEXX Laboratories, Inc. (a)	23,000	1,223,600
Integra LifeSciences Holdings Corp. (a)	48,005	2,033,972
Medtronic, Inc.	213,798	10,407,687
Mentor Corp.	11,000	321,970
Meridian Bioscience, Inc.	17,300	465,889
Mindray Medical International Ltd. sponsored ADR	51,100	1,737,400
Orthofix International NV (a)	25,897	796,592
Quidel Corp. (a)	19,900	318,599
Smith & Nephew PLC	162,900	2,105,969
Smith & Nephew PLC sponsored ADR (d)	72,900	4,718,817
Common Stocks - continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - CONTINUED
Health Care Equipment - continued
St. Jude Medical, Inc. (a)	171,200	$ 7,495,136
Stryker Corp.	136,300	8,836,329
Syneron Medical Ltd. (a)	114,980	1,738,498
ThermoGenesis Corp. (a)	123,934	202,012
		101,057,992
Health Care Supplies - 5.5%
Alcon, Inc.	61,191	9,668,178
Align Technology, Inc. (a)	34,800	427,344
Haemonetics Corp. (a)	5,400	309,042
Immucor, Inc. (a)	19,900	536,902
InfuSystems Holdings, Inc. (a)	453,700	1,293,045
InfuSystems Holdings, Inc. warrants 4/11/11 (a)	83,700	22,599
Inverness Medical Innovations, Inc. (a)	447,644	16,562,828
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	700,000	1,138,949
		29,958,887
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		131,016,879
HEALTH CARE PROVIDERS & SERVICES - 17.5%
Health Care Distributors & Services - 4.1%
Cardinal Health, Inc.	10,600	551,942
Celesio AG	900	38,707
McKesson Corp.	262,300	13,671,076
Profarma Distribuidora de Produtos Farmaceuticos SA (a)	449,800	8,064,036
		22,325,761
Health Care Facilities - 1.8%
Acibadem Saglik Hizmetleri AS	285,830	2,196,796
Apollo Hospitals Enterprise Ltd.	103,739	1,270,899
Emeritus Corp. (a)	92,188	2,272,434
Health Management Associates, Inc. Class A	218,600	1,558,618
LifePoint Hospitals, Inc. (a)	34,008	1,024,321
Sun Healthcare Group, Inc. (a)	134,517	1,768,899
		10,091,967
Health Care Services - 5.6%
athenahealth, Inc.	500	12,500
Diagnosticos da America SA	318,500	7,242,991
Emergency Medical Services Corp. Class A (a)	100	2,257
Express Scripts, Inc. (a)	132,180	9,255,244
Genoptix, Inc.	17,900	490,997
Health Grades, Inc. (a)	356,798	1,983,797
Laboratory Corp. of America Holdings (a)	15,000	1,134,300
Medco Health Solutions, Inc. (a)	156,300	7,743,102

	Shares	Value
Nighthawk Radiology Holdings, Inc. (a)	373,581	$ 2,801,858
Rural/Metro Corp. (a)	13,331	26,262
Virtual Radiologic Corp.	4,400	61,468
		30,754,776
Managed Health Care - 6.0%
Aetna, Inc.	12,400	540,640
Health Net, Inc. (a)	9,600	281,184
Humana, Inc. (a)	99,826	4,770,685
Medial Saude SA (a)	376,500	3,737,366
Molina Healthcare, Inc. (a)(d)	17,500	434,525
UnitedHealth Group, Inc.	270,009	8,810,394
Universal American Financial Corp. (a)	344,694	3,698,567
Wellcare Health Plans, Inc. (a)	20,300	888,734
WellPoint, Inc. (a)	195,100	9,706,225
		32,868,320
TOTAL HEALTH CARE PROVIDERS & SERVICES		96,040,824
HEALTH CARE TECHNOLOGY - 0.8%
Health Care Technology - 0.8%
Eclipsys Corp. (a)	108,527	2,254,106
HLTH Corp. (a)	183,700	2,042,744
MedAssets, Inc.	18,100	271,681
		4,568,531
HOTELS, RESTAURANTS & LEISURE - 0.2%
Leisure Facilities - 0.2%
Life Time Fitness, Inc. (a)	24,500	890,575
INDUSTRIAL CONGLOMERATES - 0.1%
Industrial Conglomerates - 0.1%
Max India Ltd. (a)	82,955	325,360
INTERNET SOFTWARE & SERVICES - 0.1%
Internet Software & Services - 0.1%
WebMD Health Corp. Class A (a)(d)	24,789	777,135
IT SERVICES - 0.1%
IT Consulting & Other Services - 0.1%
Perot Systems Corp. Class A (a)	39,400	616,216
LIFE SCIENCES TOOLS & SERVICES - 9.7%
Life Sciences Tools & Services - 9.7%
AMAG Pharmaceuticals, Inc.	56,801	2,330,545
Applera Corp. - Applied Biosystems Group	67,200	2,144,352
Bruker BioSciences Corp. (a)	51,367	622,568
Charles River Laboratories International, Inc. (a)	21,500	1,248,075
Covance, Inc. (a)	12,932	1,083,572
Dishman Pharmaceuticals and Chemicals Ltd.	71,402	567,156
Exelixis, Inc. (a)	75,713	576,176
Harvard Bioscience, Inc. (a)	1,800	8,856
Illumina, Inc. (a)	43,772	3,409,401
Invitrogen Corp. (a)	22,636	2,118,051
Common Stocks - continued
	Shares	Value
LIFE SCIENCES TOOLS & SERVICES - CONTINUED
Life Sciences Tools & Services - continued
Lonza Group AG	6,935	$ 947,507
PAREXEL International Corp. (a)	14,400	365,760
PerkinElmer, Inc.	230,078	6,110,872
Pharmaceutical Product Development, Inc.	37,500	1,553,250
QIAGEN NV (a)	188,000	4,175,480
Techne Corp. (a)	10,135	734,990
Thermo Fisher Scientific, Inc. (a)	333,341	19,290,444
Waters Corp. (a)	82,794	5,088,519
Wuxi Pharmatech Cayman, Inc. Sponsored ADR (d)	35,100	647,244
		53,022,818
MACHINERY - 0.5%
Industrial Machinery - 0.5%
Pall Corp.	81,600	2,837,232
PERSONAL PRODUCTS - 0.0%
Personal Products - 0.0%
Nutraceutical International Corp. (a)	17,300	194,625
PHARMACEUTICALS - 25.3%
Pharmaceuticals - 25.3%
Abbott Laboratories	514,100	27,118,775
Alembic Ltd.	17,828	27,877
Allergan, Inc. (d)	320,439	18,063,146
BioForm Medical, Inc.	8,600	43,688
Bristol-Myers Squibb Co.	315,800	6,938,126
China Shineway Pharmaceutical Group Ltd.	1,527,000	1,014,976
Eczacibasi ILAC Sanayi TAS (a)	82,000	249,518
Elan Corp. PLC sponsored ADR (a)	78,100	2,053,249
Merck & Co., Inc.	776,100	29,522,838
Nexmed, Inc. (a)	401,447	437,577
Novo Nordisk AS Series B sponsored ADR	54,600	3,750,474
Perrigo Co.	31,500	1,291,185
Pfizer, Inc.	78,200	1,572,602
Schering-Plough Corp.	179,900	3,311,959
Shire PLC sponsored ADR	103,300	5,675,302
Simcere Pharmaceutical Group sponsored ADR	26,750	336,783
Sirtris Pharmaceuticals, Inc.	19,300	431,355
Teva Pharmaceutical Industries Ltd. sponsored ADR	150,500	7,040,390
ULURU, Inc. (a)	24,500	40,425
Wyeth	649,242	28,871,792
XenoPort, Inc. (a)	17,300	740,094
		138,532,131

	Shares	Value
SOFTWARE - 0.1%
Application Software - 0.1%
Nuance Communications, Inc. (a)	35,800	$ 726,024
WATER UTILITIES - 0.6%
Water Utilities - 0.6%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	64,000	3,240,320
TOTAL COMMON STOCKS (Cost $488,790,070)		523,369,964
Money Market Funds - 7.2%

Fidelity Cash Central Fund, 2.51% (b)	22,133,390	22,133,390
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	17,181,350	17,181,350
TOTAL MONEY MARKET FUNDS (Cost $39,314,740)		39,314,740
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $528,104,810)	562,684,704
NET OTHER ASSETS - (2.7)%	(14,929,641)
NET ASSETS - 100%	$ 547,755,063
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $220,196 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Electro-Optical Sciences, Inc. warrants 11/2/11	11/1/06	$ 6
Electro-Optical Sciences, Inc. warrants 8/2/12	8/1/07	17
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 342,571
Fidelity Securities Lending Cash Central Fund	186,578
Total	$ 529,149
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $529,253,416. Net unrealized appreciation aggregated $33,431,288, of which $66,629,147 related to appreciated investment securities and $33,197,859 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Industrials Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2008

1.800323.104

AFCY-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
AEROSPACE & DEFENSE - 16.5%
Aerospace & Defense - 16.5%
Honeywell International, Inc.	319,000	$ 18,948,600
Lockheed Martin Corp.	136,400	14,463,856
Northrop Grumman Corp.	70,900	5,216,113
The Boeing Co.	83,000	7,043,380
United Technologies Corp.	301,300	21,835,211
		67,507,160
AIR FREIGHT & LOGISTICS - 7.3%
Air Freight & Logistics - 7.3%
C.H. Robinson Worldwide, Inc.	42,200	2,645,096
FedEx Corp.	126,600	12,137,142
United Parcel Service, Inc. Class B	208,600	15,104,726
		29,886,964
AUTO COMPONENTS - 2.9%
Auto Parts & Equipment - 2.9%
Johnson Controls, Inc.	250,000	8,815,000
WABCO Holdings, Inc.	65,200	3,113,952
		11,928,952
AUTOMOBILES - 0.6%
Automobile Manufacturers - 0.6%
Fiat SpA	99,500	2,236,278
BUILDING PRODUCTS - 1.5%
Building Products - 1.5%
Lennox International, Inc.	14,200	470,588
Masco Corp.	302,200	5,503,062
		5,973,650
CHEMICALS - 2.1%
Specialty Chemicals - 2.1%
Albemarle Corp.	96,100	3,595,101
Nalco Holding Co.	178,200	4,096,818
W.R. Grace & Co. (a)	42,400	1,075,264
		8,767,183
COMMERCIAL SERVICES & SUPPLIES - 9.0%
Commercial Printing - 0.6%
R.R. Donnelley & Sons Co.	81,600	2,500,224
Diversified Commercial & Professional Services - 3.0%
Corrections Corp. of America (a)	102,100	2,603,550
Equifax, Inc.	85,200	3,260,604
The Brink's Co.	85,210	6,199,028
		12,063,182
Environmental & Facility Services - 4.3%
Allied Waste Industries, Inc. (a)	518,800	6,412,368
Fuel Tech, Inc. (a)(d)	130,879	3,363,590
Waste Management, Inc.	214,800	7,754,280
		17,530,238
Human Resource & Employment Services - 0.6%
Manpower, Inc.	36,721	2,465,081

	Shares	Value
Office Services & Supplies - 0.5%
Avery Dennison Corp.	42,500	$ 2,048,075
TOTAL COMMERCIAL SERVICES & SUPPLIES		36,606,800
CONSTRUCTION & ENGINEERING - 1.5%
Construction & Engineering - 1.5%
Chicago Bridge & Iron Co. NV (NY Shares)	69,000	2,748,960
Shaw Group, Inc. (a)	66,450	3,283,959
		6,032,919
ELECTRICAL EQUIPMENT - 10.7%
Electrical Components & Equipment - 7.4%
AMETEK, Inc.	44,900	2,178,548
Cooper Industries Ltd. Class A	159,900	6,778,161
Emerson Electric Co.	113,100	5,910,606
First Solar, Inc. (a)	15,200	4,438,248
Nexans SA (d)	29,000	3,862,599
Sunpower Corp. Class A (a)(d)	68,200	5,951,814
Zumtobel AG	35,300	1,082,298
		30,202,274
Heavy Electrical Equipment - 3.3%
ABB Ltd. sponsored ADR	79,700	2,444,399
Alstom SA	17,900	4,163,610
Suzlon Energy Ltd.	325,540	2,311,374
Vestas Wind Systems AS (a)	44,100	4,834,545
		13,753,928
TOTAL ELECTRICAL EQUIPMENT		43,956,202
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.2%
Electronic Equipment & Instruments - 0.2%
Itron, Inc. (a)	10,300	958,724
INDUSTRIAL CONGLOMERATES - 12.1%
Industrial Conglomerates - 12.1%
General Electric Co.	972,100	31,787,668
Siemens AG sponsored ADR	72,035	8,532,546
Tyco International Ltd.	196,825	9,209,442
		49,529,656
MACHINERY - 22.1%
Construction & Farm Machinery & Heavy Trucks - 8.4%
Caterpillar, Inc. (d)	170,700	13,976,916
Cummins, Inc.	132,432	8,296,865
Navistar International Corp. (a)	29,800	1,959,350
Oshkosh Co.	127,508	5,176,825
Terex Corp. (a)	72,600	5,058,768
		34,468,724
Industrial Machinery - 13.7%
Briggs & Stratton Corp. (d)	55,880	850,494
Danaher Corp.	172,700	13,474,054
Eaton Corp.	55,400	4,866,336
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Industrial Machinery - continued
Flowserve Corp.	28,600	$ 3,548,974
Illinois Tool Works, Inc.	173,600	9,077,544
Ingersoll-Rand Co. Ltd. Class A	155,800	6,914,404
ITT Corp.	56,300	3,603,200
Pall Corp.	78,000	2,712,060
SPX Corp.	32,300	3,972,900
Sulzer AG (Reg.)	53,418	7,009,695
		56,029,661
TOTAL MACHINERY		90,498,385
ROAD & RAIL - 9.7%
Railroads - 5.6%
Norfolk Southern Corp.	175,210	10,439,012
Union Pacific Corp.	85,600	12,428,264
		22,867,276
Trucking - 4.1%
Con-way, Inc.	45,900	2,122,875
J.B. Hunt Transport Services, Inc.	55,700	1,892,129
Knight Transportation, Inc. (d)	132,700	2,254,573
Landstar System, Inc.	74,426	3,867,175
Old Dominion Freight Lines, Inc. (a)	127,336	3,909,215
Ryder System, Inc.	37,179	2,545,646
		16,591,613
TOTAL ROAD & RAIL		39,458,889
TRADING COMPANIES & DISTRIBUTORS - 0.5%
Trading Companies & Distributors - 0.5%
Rush Enterprises, Inc. Class A (a)	137,205	2,211,745
TOTAL COMMON STOCKS (Cost $363,337,119)		395,553,507
Nonconvertible Bonds - 0.0%
	Principal Amount	Value
AIRLINES - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. 8.3% 12/15/29 (a) (Cost $77,750)	$ 2,690,000	$ 107,600
Money Market Funds - 9.1%
	Shares
Fidelity Cash Central Fund, 2.51% (b)	12,281,852	12,281,852
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	24,752,585	24,752,585
TOTAL MONEY MARKET FUNDS (Cost $37,034,437)		37,034,437
TOTAL INVESTMENT PORTFOLIO - 105.8% (Cost $400,449,306)	432,695,544
NET OTHER ASSETS - (5.8)%	(23,661,302)
NET ASSETS - 100%	$ 409,034,242
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 172,609
Fidelity Securities Lending Cash Central Fund	180,671
Total	$ 353,280
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $402,476,933. Net unrealized appreciation aggregated $30,218,611, of which $46,500,702 related to appreciated investment securities and $16,282,091 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Real Estate Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2008

1.800329.104

ARE-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 1.1%
Health Care Facilities - 1.1%
Emeritus Corp. (a)	151,491	$ 3,734,253
HOTELS, RESTAURANTS & LEISURE - 3.1%
Hotels, Resorts & Cruise Lines - 3.1%
Gaylord Entertainment Co. (a)(d)	119,000	3,524,780
Starwood Hotels & Resorts Worldwide, Inc.	134,000	6,996,140
TOTAL HOTELS, RESORTS & CRUISE LINES		10,520,920
HOUSEHOLD DURABLES - 0.7%
Homebuilding - 0.7%
Centex Corp.	53,300	1,109,706
KB Home	38,102	857,295
Pulte Homes, Inc.	25,800	336,432
TOTAL HOMEBUILDING		2,303,433
REAL ESTATE INVESTMENT TRUSTS - 89.0%
REITs - Apartments - 17.1%
American Campus Communities, Inc.	243,800	7,443,214
Apartment Investment & Management Co. Class A (d)	295,261	10,918,752
AvalonBay Communities, Inc.	60,200	6,004,950
BRE Properties, Inc.	82,400	3,951,080
Camden Property Trust (SBI)	59,100	3,126,981
Equity Residential (SBI)	185,000	7,681,200
Home Properties, Inc. (d)	206,500	10,855,705
Pennsylvania Real Estate Investment Trust (SBI)	107,400	2,704,332
Post Properties, Inc.	74,100	2,719,470
UDR, Inc.	110,700	2,798,496
TOTAL REITS - APARTMENTS		58,204,180
REITs - Health Care Facilities - 6.6%
HCP, Inc.	231,700	8,271,690
Healthcare Realty Trust, Inc.	254,509	7,210,240
Medical Properties Trust, Inc. (d)	70,800	860,220
Ventas, Inc.	124,400	6,040,864
TOTAL REITS - HEALTH CARE FACILITIES		22,383,014
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Hotels - 4.1%
Host Hotels & Resorts, Inc.	329,894	$ 5,674,177
LaSalle Hotel Properties (SBI) (d)	259,600	8,325,372
TOTAL REITS - HOTELS		13,999,549
REITs - Industrial Buildings - 16.4%
DCT Industrial Trust, Inc.	494,649	4,946,490
ProLogis Trust	378,223	23,680,542
Public Storage	274,818	24,925,993
U-Store-It Trust	194,800	2,351,236
TOTAL REITS - INDUSTRIAL BUILDINGS		55,904,261
REITs - Malls - 14.5%
General Growth Properties, Inc. (d)	529,899	21,704,663
Simon Property Group, Inc.	276,250	27,586,323
TOTAL REITS - MALLS		49,290,986
REITs - Management/Investment - 0.6%
Digital Realty Trust, Inc. (d)	50,500	1,956,875
REITs - Office Buildings - 18.1%
Alexandria Real Estate Equities, Inc. (d)	86,500	9,085,095
Boston Properties, Inc. (d)	123,900	12,450,711
Corporate Office Properties Trust (SBI)	193,800	7,228,740
Highwoods Properties, Inc. (SBI)	367,500	12,877,200
Kilroy Realty Corp.	107,500	5,624,400
SL Green Realty Corp. (d)	154,200	14,309,760
TOTAL REITS - OFFICE BUILDINGS		61,575,906
REITs - Shopping Centers - 11.6%
Cedar Shopping Centers, Inc.	88,500	1,106,250
Developers Diversified Realty Corp.	213,850	9,184,858
Inland Real Estate Corp.	452,700	7,311,105
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Shopping Centers - continued
Kimco Realty Corp. (d)	205,090	$ 8,185,142
Vornado Realty Trust (d)	144,850	13,484,087
TOTAL REITS - SHOPPING CENTERS		39,271,442
TOTAL REAL ESTATE INVESTMENT TRUSTS		302,586,213
REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.8%
Real Estate Management & Development - 3.8%
Brookfield Properties Corp.	444,700	8,951,814
CB Richard Ellis Group, Inc. Class A (a)(d)	116,200	2,686,544
Norwegian Property ASA (d)	149,150	1,301,033
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		12,939,391
TOTAL COMMON STOCKS (Cost $296,541,291)		332,084,210
Money Market Funds - 17.8%

Fidelity Cash Central Fund, 2.51% (b)	8,950,744	8,950,744
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	51,725,863	51,725,863
TOTAL MONEY MARKET FUNDS (Cost $60,676,607)		60,676,607
TOTAL INVESTMENT PORTFOLIO - 115.5% (Cost $357,217,898)		392,760,817
NET OTHER ASSETS - (15.5)%		(52,653,866)
NET ASSETS - 100%		$ 340,106,951
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 202,121
Fidelity Securities Lending Cash Central Fund	124,915
Total	$ 327,036
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $360,031,095. Net unrealized appreciation aggregated $32,729,722, of which $50,162,889 related to appreciated investment securities and $17,433,167 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Technology Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2008

1.800330.104

AFTF-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 1.3%
Diversified Commercial & Professional Services - 1.3%
China Security & Surveillance Technology, Inc. (a)(d)	431,234	$ 8,387,501
COMMUNICATIONS EQUIPMENT - 25.0%
Communications Equipment - 25.0%
ADVA AG Optical Networking (a)(d)	442,449	1,726,768
Aruba Networks, Inc.	9,800	58,408
AudioCodes Ltd. (a)	467,250	1,906,380
Balda AG (a)(d)	111,500	375,975
Cisco Systems, Inc. (a)	2,388,400	61,238,576
Comtech Group, Inc. (a)	480,675	6,258,389
Comverse Technology, Inc. (a)	292,700	5,107,615
Delta Networks, Inc.	1,875,000	534,123
F5 Networks, Inc. (a)	123,600	2,797,068
Finisar Corp. (a)	655,271	884,616
Foxconn International Holdings Ltd. (a)	825,000	1,280,933
Harris Stratex Networks, Inc. Class A (a)	190,600	1,808,794
Infinera Corp.	116,200	1,471,092
Mogem Co. Ltd.	309,043	1,158,238
Nokia Corp. sponsored ADR	380,500	11,441,635
Opnext, Inc. (a)	102,700	605,930
Optium Corp. (a)	158,400	1,230,768
OZ Optics Ltd. unit (e)	68,000	821,100
Powerwave Technologies, Inc. (a)	1,060,700	2,895,711
QUALCOMM, Inc.	600,300	25,926,957
RADWARE Ltd. (a)	52,900	523,181
Research In Motion Ltd. (a)	109,910	13,368,354
Riverbed Technology, Inc. (a)	73,800	1,008,846
Sandvine Corp. (a)	1,587,300	2,190,792
Sandvine Corp. (U.K.) (a)	1,078,100	1,521,908
SIM Technology Group	5,180,000	591,571
Sonus Networks, Inc. (a)(d)	1,658,760	6,651,628
Starent Networks Corp.	799,012	12,640,370
		168,025,726
COMPUTERS & PERIPHERALS - 11.5%
Computer Hardware - 9.5%
3PAR, Inc.	5,900	47,436
Apple, Inc. (a)	254,755	44,314,632
Foxconn Technology Co. Ltd.	78,000	503,391
Hewlett-Packard Co.	70,400	3,263,040
High Tech Computer Corp.	392,600	10,122,046
Palm, Inc.	171,400	987,264
Stratasys, Inc. (a)	240,190	4,669,294
		63,907,103
Computer Storage & Peripherals - 2.0%
Netezza Corp.	207,700	2,201,620

	Shares	Value
SanDisk Corp. (a)	111,448	$ 3,019,126
Synaptics, Inc. (a)(d)	238,800	8,104,872
		13,325,618
TOTAL COMPUTERS & PERIPHERALS		77,232,721
DIVERSIFIED CONSUMER SERVICES - 1.8%
Education Services - 1.8%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	162,400	12,189,744
ELECTRIC UTILITIES - 0.5%
Electric Utilities - 0.5%
Enernoc, Inc. (d)	217,600	3,355,392
ELECTRICAL EQUIPMENT - 3.0%
Electrical Components & Equipment - 3.0%
First Solar, Inc. (a)	28,114	8,209,007
JA Solar Holdings Co. Ltd. ADR (a)	77,100	1,851,171
Neo-Neon Holdings Ltd.	4,976,000	3,230,858
Q-Cells AG (a)	1,200	140,518
Renewable Energy Corp. AS (a)	55,200	1,889,705
SolarWorld AG	35,600	1,921,233
Sunpower Corp. Class A (a)	11,600	1,012,332
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	41,300	1,847,349
		20,102,173
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.6%
Electronic Equipment & Instruments - 1.0%
Comverge, Inc. (d)	108,100	1,418,272
Cyntec Co. Ltd.	504,637	788,923
ENE Technology, Inc.	66,000	183,168
Everlight Electronics Co. Ltd.	919,000	3,531,423
TXC Corp.	444,000	796,203
		6,717,989
Electronic Manufacturing Services - 0.8%
Trimble Navigation Ltd. (a)	160,100	5,249,679
Technology Distributors - 0.8%
Mellanox Technologies Ltd. (a)	109,200	1,634,724
Mingyuan Medicare Development Co. Ltd.	26,750,000	4,050,352
		5,685,076
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		17,652,744
HEALTH CARE EQUIPMENT & SUPPLIES - 2.5%
Health Care Equipment - 2.4%
Golden Meditech Co. Ltd.	6,548,000	2,268,608
I-Flow Corp. (a)	107,110	1,429,919
Mindray Medical International Ltd. sponsored ADR (d)	377,500	12,835,000
		16,533,527
Common Stocks - continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - CONTINUED
Health Care Supplies - 0.1%
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	356,000	$ 579,237
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		17,112,764
HEALTH CARE PROVIDERS & SERVICES - 0.0%
Health Care Services - 0.0%
athenahealth, Inc.	600	15,000
HOTELS, RESTAURANTS & LEISURE - 1.5%
Hotels, Resorts & Cruise Lines - 1.5%
Ctrip.com International Ltd. sponsored ADR	164,600	10,215,076
HOUSEHOLD DURABLES - 0.1%
Consumer Electronics - 0.1%
TomTom Group BV (a)	12,900	451,095
INTERNET SOFTWARE & SERVICES - 5.1%
Internet Software & Services - 5.1%
Alibaba.com Ltd.	381,500	704,927
DealerTrack Holdings, Inc. (a)	12,300	236,652
Equinix, Inc. (a)	39,300	3,553,506
Google, Inc. Class A (sub. vtg.) (a)	28,250	16,223,693
LivePerson, Inc. (a)	454,600	1,532,002
Omniture, Inc. (a)	306,808	7,001,359
Tencent Holdings Ltd.	555,000	3,681,887
VistaPrint Ltd. (a)	44,800	1,524,544
		34,458,570
IT SERVICES - 2.3%
Data Processing & Outsourced Services - 2.3%
ExlService Holdings, Inc. (a)	99,700	2,504,464
Visa, Inc.	133,400	11,132,230
WNS Holdings Ltd. ADR (a)	114,500	2,080,465
		15,717,159
LIFE SCIENCES TOOLS & SERVICES - 0.1%
Life Sciences Tools & Services - 0.1%
QIAGEN NV (a)	32,100	712,941
MACHINERY - 0.4%
Industrial Machinery - 0.4%
China Fire & Security Group, Inc. (a)(d)	89,400	759,900
Hi-P International Ltd.	2,622,000	1,044,082
Shin Zu Shing Co. Ltd.	135,000	815,831
		2,619,813
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 22.6%
Semiconductor Equipment - 9.3%
Aixtron AG	49,500	773,517
Applied Materials, Inc.	528,200	9,856,212
ASML Holding NV (NY Shares)	269,500	7,643,020
Cymer, Inc. (a)	89,400	2,323,506

	Shares	Value
Eagle Test Systems, Inc. (a)	197,204	$ 2,380,252
FormFactor, Inc. (a)	50,800	978,916
Global Unichip Corp.	362,807	2,883,629
KLA-Tencor Corp.	38,900	1,699,152
Lam Research Corp. (a)	321,700	13,138,228
LTX Corp. (a)	400,965	1,162,799
MEMC Electronic Materials, Inc. (a)	39,900	2,512,503
MEMSIC, Inc.	75,700	600,301
Tessera Technologies, Inc. (a)	150,300	3,042,072
Varian Semiconductor Equipment Associates, Inc. (a)	320,400	11,736,252
Verigy Ltd. (a)	81,900	1,750,203
		62,480,562
Semiconductors - 13.3%
Advanced Analog Technology, Inc.	554,500	2,695,328
Advanced Micro Devices, Inc. (a)(d)	18,836	112,263
Advanced Semiconductor Engineering, Inc. sponsored ADR	338,800	1,748,208
Amkor Technology, Inc. (a)	498,300	4,758,765
Anpec Electronics Corp.	192,677	389,815
Applied Micro Circuits Corp. (a)	173,250	1,517,670
Atheros Communications, Inc. (a)	222,400	5,920,288
AuthenTec, Inc.	154,900	2,077,209
Bright Led Electronics Corp.	170,000	374,645
Broadcom Corp. Class A (a)	353,622	9,180,027
Cavium Networks, Inc. (d)	449,231	9,231,697
Cypress Semiconductor Corp. (a)(d)	464,300	13,056,116
Diodes, Inc. (a)	29,100	786,864
Elan Microelectronics Corp.	195,000	367,616
Epistar Corp.	366,913	1,003,821
Faraday Technology Corp.	283,000	591,142
Formosa Epitaxy, Inc. (a)	1,120,000	1,294,819
Global Mixed-mode Technology, Inc.	212,900	1,377,496
Intersil Corp. Class A	27,100	724,112
Marvell Technology Group Ltd. (a)	840,900	10,889,655
Maxim Integrated Products, Inc.	164,200	3,453,126
MediaTek, Inc.	99,000	1,284,342
Mindspeed Technologies, Inc. (a)	1,075,815	602,456
MoSys, Inc. (a)	32,100	147,339
Omnivision Technologies, Inc. (a)(d)	118,400	1,899,136
PLX Technology, Inc. (a)	45,400	391,802
PMC-Sierra, Inc. (a)	265,265	2,061,109
Richtek Technology Corp.	512,850	4,918,374
Seoul Semiconductor Co. Ltd.	26,639	540,348
Silicon Laboratories, Inc. (a)	76,900	2,596,913
Siliconware Precision Industries Co. Ltd. sponsored ADR	193,600	1,575,904
Spansion, Inc. Class A (a)	212,000	699,600
Spreadtrum Communications, Inc. ADR (d)	51,500	447,535
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Taiwan Semiconductor Co. Ltd.	704,000	$ 892,500
Taiwan Semiconductor Manufacturing Co. Ltd.	4,449	9,746
		89,617,786
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		152,098,348
SOFTWARE - 18.4%
Application Software - 5.8%
Autonomy Corp. PLC (a)	53,100	904,259
Callidus Software, Inc. (a)	363,626	1,898,128
Concur Technologies, Inc. (a)	137,000	4,540,180
Global Digital Creations Holdings Ltd. (a)	7,908,000	446,484
Longtop Financial Technologies Ltd. ADR	50,900	1,015,455
Mentor Graphics Corp. (a)	66,300	667,641
Nuance Communications, Inc. (a)	580,500	11,772,540
Salesforce.com, Inc. (a)	122,400	8,167,752
Smith Micro Software, Inc. (a)	485,900	4,193,317
SuccessFactors, Inc.	5,200	57,408
Taleo Corp. Class A (a)	150,000	2,925,000
Ulticom, Inc. (a)	359,426	2,515,982
		39,104,146
Home Entertainment Software - 9.7%
Electronic Arts, Inc. (a)	129,900	6,685,953
Nintendo Co. Ltd.	97,200	53,413,346
THQ, Inc. (a)	251,640	5,354,899
		65,454,198
Systems Software - 2.9%
BMC Software, Inc. (a)	39,200	1,362,592
McAfee, Inc. (a)	70,600	2,347,450
Microsoft Corp.	294,700	8,404,844
Moldflow Corp. (a)	37,300	737,048
Oracle Corp. (a)	151,100	3,150,435
VMware, Inc. Class A (d)	54,400	3,625,216
		19,627,585
TOTAL SOFTWARE		124,185,929
SPECIALTY RETAIL - 0.7%
Computer & Electronics Retail - 0.7%
The Game Group PLC	841,300	4,587,420
WIRELESS TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	42,200	1,364,748
TOTAL COMMON STOCKS (Cost $747,451,648)		670,484,864
Convertible Bonds - 0.9%
	Principal Amount	Value
COMMUNICATIONS EQUIPMENT - 0.2%
Communications Equipment - 0.2%
Ciena Corp. 0.25% 5/1/13	$ 1,270,000	$ 1,254,763
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.7%
Semiconductors - 0.7%
Advanced Micro Devices, Inc. 5.75% 8/15/12	6,960,000	5,098,200
TOTAL CONVERTIBLE BONDS (Cost $6,404,900)		6,352,963
Money Market Funds - 3.9%
	Shares
Fidelity Cash Central Fund, 2.51% (b)	565,844	565,844
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	25,940,303	25,940,303
TOTAL MONEY MARKET FUNDS (Cost $26,506,147)		26,506,147
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $780,362,695)	703,343,974
NET OTHER ASSETS - (4.4)%	(29,830,050)
NET ASSETS - 100%	$ 673,513,924
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $821,100 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
OZ Optics Ltd. unit	8/18/00	$ 1,003,680
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 142,932
Fidelity Securities Lending Cash Central Fund	445,691
Total	$ 588,623
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $782,818,506. Net unrealized depreciation aggregated $79,474,532, of which $43,660,132 related to appreciated investment securities and $123,134,664 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Utilities Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2008

1.800331.104

AFUG-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - 0.2%
Other Diversifed Financial Services - 0.2%
Hicks Acquisition Co. I, Inc. unit	52,100	$ 501,723
ELECTRIC UTILITIES - 51.5%
Electric Utilities - 51.5%
Allegheny Energy, Inc.	228,900	12,314,820
American Electric Power Co., Inc.	253,800	11,327,094
Edison International	152,000	7,929,840
Entergy Corp.	126,100	14,483,846
Exelon Corp.	317,100	27,105,708
FirstEnergy Corp.	173,800	13,146,232
FPL Group, Inc.	341,600	22,644,664
Great Plains Energy, Inc.	37,300	956,372
ITC Holdings Corp.	17,500	976,150
PPL Corp.	517,900	24,869,558
Sierra Pacific Resources	201,100	2,740,993
		138,495,277
ELECTRICAL EQUIPMENT - 0.3%
Electrical Components & Equipment - 0.3%
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	15,800	706,734
GAS UTILITIES - 3.1%
Gas Utilities - 3.1%
Equitable Resources, Inc.	51,500	3,418,055
Questar Corp.	81,000	5,024,430
		8,442,485
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 16.2%
Independent Power Producers & Energy Traders - 16.2%
AES Corp. (a)	350,300	6,081,208
Calpine Corp. (a)	36,100	711,170
Constellation Energy Group, Inc.	128,700	10,894,455
Dynegy, Inc. Class A (a)	264,600	2,280,852
Mirant Corp. (a)	121,500	4,994,865
NRG Energy, Inc. (a)	289,800	12,736,710
Reliant Energy, Inc. (a)	228,900	5,891,886
		43,591,146
MULTI-UTILITIES - 17.9%
Multi-Utilities - 17.9%
Aquila, Inc. (a)	179,000	644,400

	Shares	Value
CenterPoint Energy, Inc. (d)	190,700	$ 2,902,454
Dominion Resources, Inc. (d)	283,500	12,301,065
Integrys Energy Group, Inc.	32,100	1,537,269
MDU Resources Group, Inc.	71,100	2,052,657
PG&E Corp.	36,500	1,460,000
PNM Resources, Inc.	37,500	543,375
Public Service Enterprise Group, Inc.	304,680	13,378,499
Sempra Energy (d)	233,000	13,204,110
		48,023,829
OIL, GAS & CONSUMABLE FUELS - 5.7%
Coal & Consumable Fuels - 0.5%
Cameco Corp.	42,100	1,463,530
Oil & Gas Storage & Transport - 5.2%
Spectra Energy Corp.	564,900	13,953,030
TOTAL OIL, GAS & CONSUMABLE FUELS		15,416,560
TOTAL COMMON STOCKS (Cost $229,363,819)		255,177,754
Money Market Funds - 11.8%

Fidelity Cash Central Fund, 2.51% (b)	10,341,777	10,341,777
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	21,353,700	21,353,700
TOTAL MONEY MARKET FUNDS (Cost $31,695,477)		31,695,477
TOTAL INVESTMENT PORTFOLIO - 106.7% (Cost $261,059,296)	286,873,231
NET OTHER ASSETS - (6.7)%	(18,115,920)
NET ASSETS - 100%	$ 268,757,311
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 618,122
Fidelity Securities Lending Cash Central Fund	30,858
Total	$ 648,980
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $261,133,175. Net unrealized appreciation aggregated $25,740,056, of which $32,158,631 related to appreciated investment securities and $6,418,575 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VII

By:	/s/ Kenneth Robins
Kenneth Robins
President and Treasurer

Date:	June 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth Robins
Kenneth Robins
President and Treasurer

Date:	June 30, 2008

By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	June 30, 2008